Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net loss	$ (175,908)	$ (1,763)	$ (271,483)	$ (51,390)
Other comprehensive (loss) income before reclassifications
Unrealized (loss) gain on qualifying cash flow hedging instruments	(19,576)	6,955	(71,828)	16,631
Pension adjustments, net of taxes	(230)	174	(402)	550
Foreign exchange gain on currency translation	0	794	0	843
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Loss on deconsolidation of Teekay Offshore (note 4)	0	0	0	7,720
Other comprehensive (loss) income	(19,427)	7,267	(72,956)	24,738
Comprehensive (loss) income	(195,335)	5,504	(344,439)	(26,652)
Comprehensive income attributable to non-controlling interests	(9,578)	(14,953)	(1,482)	(20,617)
Comprehensive loss attributable to shareholders of Teekay Corporation	(204,913)	(9,449)	(345,921)	(47,269)
Interest Expense
Other comprehensive (loss) income before reclassifications
Unrealized (loss) gain on qualifying cash flow hedging instruments		1,437		6,527
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	(22)	(37)	(430)	211
Equity Income
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	$ 401	$ (619)	$ (296)	$ (1,217)